Share-based compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation

11. Share-based compensation

In April 2021, the Company granted options on its corporate capital to certain directors, officers, employees, and consultants, as an incentive and as additional compensation prior to the Company’s conversion to an S.p.A.

In June 2021, the date of the Company’s conversion to an S.p.A., all stock options were granted, fully vested, exercised and converted into ordinary shares with no par value, so that at December 31, 2021 there were no outstanding stock options.

In April 2022, the Board, as administrator of the Plan, awarded a NSO on 147,783 shares to its (former) Chairman according to the terms of the Sub-Plan attached to the Plan. The NSO was fully vested upon grant and carried a two- year exercise term. The exercise price of the NSO is €6.38 per share, as pre-determined in the Sub-Plan.

In July 2022, the Board, as administrator of the Plan, awarded NSOs on 392,740 shares to certain of the Company’s directors, officers, and employees. The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four-year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $4.76 per share.

In March 2023, the Board, as administrator of the Plan, awarded NSOs on 46,400 shares to the Company’s directors. The NSOs vested monthly over a one (1) year period with a 10-year term. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $5.62 per share.

At June 30, 2023, there were 586,923 granted stock options and 1,234,762 stock options available for grant.

The Company calculates the fair value of stock option awards granted to employees and non-employees using the Black-Scholes option-pricing method. If the Company determinates that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase to share-based compensation expense to non-employees determined at the date of grant. Share-based compensation expense to non-employees affects the Company’s general and administrative expenses and research and development expenses.

The Company calculated the share compensation expense for the options granted by utilizing the Black Scholes method with the following inputs for each of the stock grants from March 2023, July 2022, and April 2022:

●	The option’s exercise price.
●	The option’s expected term.
●	The underlying share’s current price.
●	The underlying share’s expected price volatility during the option’s expected (or in certain cases, contractual) term, or in cases where calculated value is used, the historical volatility of an appropriate industry sector index.
●	The underlying share’s expected dividends during the option’s expected (or in certain cases, contractual) term except cases, such as when dividend protection is provided; and
●	The risk-free interest rate during the option’s expected (or in certain cases, contractual) term.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	-	-	-	-
Granted	540,523	€4.99	7.30	€272,480
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2022	540,523	€4.99	7.30	€272,480
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988
Outstanding, expected to vest as of December 31, 2022	303,394	€4.67	9.55	€210,492

Outstanding as of January 1, 2023	540,523	€4.99	7.30	€272,480
Granted	46,400	5.30	9.67	11,551
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of June 30, 2023	586,923	€4.93	7.03	€420,738
Exercisable as of June 30, 2023	318,459	€5.30	5.27	€165,728
Outstanding, expected to vest as of June 30, 2023	268,464	€4.48	9.13	€255,010

The Company’s share-based compensation expense for the period ended June 30, 2023 and June 30, 2022 is represented by the following table:

	Six Months Ended June 30,
	2023	2022
Research & development expense	€37,718	€-
Research & development expense - related party	-	-
General & administrative expense	298,333	240,043
General & administrative expense- related party	80,381	-
Total	€415,433	€240,043
Unrecognized expense	€1,471,743	€-

For the periods ended June 30, 2023, and June 30, 2022, the Company recorded €415,433 and €240,043, respectively, as the fair value of the stock options granted. The amount of unrecognized expense at June 30, 2023 was €1,471,743. There was no amount of unrecognized expense at June 30, 2022 as the options vested immediately and all expenses were recognized during the period.

The weighted average grant date fair value of the options granted during the six months ended June 30, 2023 and June 30, 2022 was €5.30 and €6.38 per share respectively.

Weighted average shares

The calculation was performed by taking the number of shares outstanding during a given period and weighting them for the number of days that number of shares were outstanding. For the six months ended June 30, 2023, and June 30, 2022, respectively, there was a weighted average of 18,216,858 shares of the Company’s ordinary shares, no par value, since there was no change in the number of ordinary shares outstanding during the period.